INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
Income Tax from Continuing Operations
The income tax expense on income from continuing operations for each of the three years in the period ended December 31, 2010 consisted of the following (in millions):

	2010	2009	2008
Current:
Federal	$43	$24	$53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	$45	$5	$48

Income Tax Reconciliation
Income tax expense for 2010, 2009, and 2008 differs from amounts computed by applying the statutory federal rate to income from continuing operations before income taxes for the following reasons (in millions):

	2010	2009	2008

Computed federal income tax expense	$40	$4	$46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	--	(2)	--
Other-net	--	(1)	(1)
Income tax expense	$45	$5	$48

Temporary Differences Affecting Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 of each year are as follows (in millions):

	2010	2009
Deferred tax assets:
Benefit plans	$77	$70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92

Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514

Net deferred tax liability	$423	$422

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

Balance at January 1, 2008	$10
Additions for tax positions of prior years	--
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(3)
Balance at December 31, 2008	6
Additions for tax positions of prior years	--
Additions for tax positions of current year	3
Reductions for tax positions of prior years	--
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2009	8
Additions for tax positions of prior years	--
Additions for tax positions of current year	2
Reductions for tax positions of prior years	(1)
Reductions for lapse of statute of limitations	(1)
Balance at December 31, 2010	$8